SHORT TERM LOAN PAYABLE (Details Narrative) - USD ($)			9 Months Ended	12 Months Ended
	Mar. 15, 2026	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
Short-Term Debt [Line Items]
Debt instrument face amount	$ 839	$ 87,720	$ 87,720
Debt instrument periodic paymet	$ 43,523
Received cash to fund			60,000	$ 60,000
Incurred amount			$ 9,326	$ 9,326
Interest rate	22.00%	22.00%	22.00%	22.00%
Escrow deposit amount				$ 199,282,051
Escrow deposit shares		199,282,051
Accrued interest	$ 839
Loans Payable [Member]
Short-Term Debt [Line Items]
Interest rate		12.00%	12.00%	12.00%
March 15, 2026 [Member]
Short-Term Debt [Line Items]
Debt instrument periodic paymet	$ 43,523			$ 43,523
April To July 2026 [Member]
Short-Term Debt [Line Items]
Debt instrument periodic paymet			$ 10,880.75	$ 10,880.75